Quarterly Report
October 31, 2022
MFS®  Equity Income Fund
EQI-Q1

Portfolio of Investments
10/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.4%
Aerospace & Defense – 3.1%
General Dynamics Corp.	33,023	$8,249,146
Honeywell International, Inc.	12,012	2,450,688
		$10,699,834
Automotive – 0.7%
Magna International, Inc.	43,350	$2,415,776
Biotechnology – 0.9%
Gilead Sciences, Inc.	37,483	$2,940,916
Brokerage & Asset Managers – 1.7%
Invesco Ltd.	36,818	$564,052
Raymond James Financial, Inc.	28,271	3,339,936
TPG, Inc.	64,206	1,974,334
		$5,878,322
Business Services – 1.3%
Accenture PLC, “A”	7,007	$1,989,287
Amdocs Ltd.	12,590	1,086,643
Cognizant Technology Solutions Corp., “A”	24,492	1,524,627
		$4,600,557
Cable TV – 0.8%
Comcast Corp., “A”	89,889	$2,853,077
Chemicals – 0.5%
Nutrien Ltd.	21,866	$1,847,677
Computer Software – 5.7%
Microsoft Corp.	84,384	$19,588,058
Computer Software - Systems – 4.9%
Apple, Inc.	99,565	$15,267,297
Hitachi Ltd.	34,700	1,571,819
		$16,839,116
Consumer Services – 1.0%
Booking Holdings, Inc. (a)	1,345	$2,514,451
Expedia Group, Inc. (a)	8,879	829,920
		$3,344,371
Electrical Equipment – 1.1%
Johnson Controls International PLC	67,218	$3,887,889
Electronics – 3.6%
Applied Materials, Inc.	11,078	$978,077
Lam Research Corp.	4,057	1,642,192
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	38,213	2,352,010
Texas Instruments, Inc.	45,711	7,342,558
		$12,314,837
Energy - Independent – 2.6%
Valero Energy Corp.	71,725	$9,005,074

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 2.5%
Eni S.p.A.	271,968	$3,562,308
Exxon Mobil Corp.	14,964	1,658,161
Suncor Energy, Inc.	41,952	1,443,000
TotalEnergies SE	34,138	1,858,901
		$8,522,370
Food & Beverages – 0.9%
Archer Daniels Midland Co.	31,893	$3,092,983
Forest & Paper Products – 0.7%
Weyerhaeuser Co., REIT	77,506	$2,397,261
Gaming & Lodging – 0.7%
International Game Technology PLC	123,115	$2,468,456
Health Maintenance Organizations – 2.8%
Cigna Corp.	29,530	$9,539,962
Insurance – 6.9%
Ameriprise Financial, Inc.	12,529	$3,872,965
Equitable Holdings, Inc.	182,157	5,577,647
Everest Re Group Ltd.	5,283	1,704,613
Hartford Financial Services Group, Inc.	23,904	1,730,889
Manulife Financial Corp.	239,348	3,961,209
MetLife, Inc.	61,454	4,499,047
Zurich Insurance Group AG	5,818	2,482,680
		$23,829,050
Internet – 2.3%
Alphabet, Inc., “A” (a)	85,411	$8,072,194
Leisure & Toys – 1.4%
Brunswick Corp.	12,419	$877,651
Nintendo Co. Ltd.	78,800	3,211,088
Polaris, Inc.	7,924	805,078
		$4,893,817
Machinery & Tools – 1.4%
PACCAR, Inc.	20,620	$1,996,635
Volvo Group	165,690	2,713,179
		$4,709,814
Major Banks – 9.0%
Bank of America Corp.	147,821	$5,327,469
BNP Paribas	91,666	4,302,520
JPMorgan Chase & Co.	75,162	9,461,392
Morgan Stanley	25,069	2,059,920
Regions Financial Corp.	222,617	4,886,443
Wells Fargo & Co.	107,184	4,929,392
		$30,967,136
Medical & Health Technology & Services – 2.7%
McKesson Corp.	23,872	$9,295,041
Metals & Mining – 2.9%
Glencore PLC	771,723	$4,420,632
Rio Tinto PLC	104,832	5,454,440
		$9,875,072

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 1.6%
Enterprise Products Partners LP	184,954	$4,670,088
Plains All American Pipeline LP	77,933	932,858
		$5,602,946
Other Banks & Diversified Financials – 2.0%
SLM Corp.	131,943	$2,188,934
Visa, Inc., “A”	10,195	2,111,996
Zions Bancorp NA	51,167	2,657,614
		$6,958,544
Pharmaceuticals – 8.7%
Bayer AG	65,671	$3,453,943
Johnson & Johnson	35,191	6,122,178
Merck & Co., Inc.	112,435	11,378,422
Organon & Co.	55,928	1,464,195
Roche Holding AG	15,046	4,996,802
Sanofi	29,610	2,555,457
		$29,970,997
Railroad & Shipping – 0.5%
CSX Corp.	53,913	$1,566,712
Real Estate – 4.8%
Extra Space Storage, Inc., REIT	35,685	$6,331,946
Host Hotels & Resorts, Inc., REIT	78,822	1,488,159
National Retail Properties, Inc., REIT	37,157	1,561,709
Phillips Edison & Co., REIT	101,915	3,071,718
Spirit Realty Capital, Inc., REIT	50,104	1,945,538
W.P. Carey, Inc., REIT	26,022	1,985,479
		$16,384,549
Restaurants – 1.1%
Cracker Barrel Old Country Store, Inc.	10,210	$1,166,186
Starbucks Corp.	28,572	2,474,050
		$3,640,236
Specialty Chemicals – 1.3%
Chemours Co.	150,856	$4,319,007
Specialty Stores – 5.9%
Amazon.com, Inc. (a)	29,497	$3,021,673
Home Depot, Inc.	25,039	7,414,799
Target Corp.	14,583	2,395,258
Wal-Mart Stores, Inc.	51,768	7,368,139
		$20,199,869
Telephone Services – 0.6%
AT&T, Inc.	121,418	$2,213,450
Tobacco – 1.9%
British American Tobacco PLC	70,286	$2,767,536
Japan Tobacco, Inc.	124,500	2,063,069
Philip Morris International, Inc.	18,742	1,721,453
		$6,552,058
Trucking – 1.9%
United Parcel Service, Inc., “B”	38,494	$6,458,138

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 3.0%
Edison International	40,510	$2,432,220
Exelon Corp.	160,725	6,202,378
Vistra Corp.	75,145	1,726,081
		$10,360,679
Total Common Stocks		$328,105,845
Convertible Preferred Stocks – 2.6%
Medical Equipment – 2.6%
Boston Scientific Corp., 5.5%	56,523	$6,219,791
Danaher Corp., 5%	2,000	2,627,620
Total Convertible Preferred Stocks		$8,847,411
Preferred Stocks – 0.8%
Computer Software - Systems – 0.4%
Samsung Electronics Co. Ltd.	38,478	$1,436,874
Metals & Mining – 0.4%
Gerdau S.A.	313,300	$1,561,799
Total Preferred Stocks		$2,998,673
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 3.02% (v)	2,766,724	$2,766,724

Other Assets, Less Liabilities – 0.4%		1,212,836
Net Assets – 100.0%		$343,931,489
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,766,724 and $339,951,929, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$276,891,590	$2,627,620	$—	$279,519,210
United Kingdom	12,642,608	—	—	12,642,608
Canada	9,667,662	—	—	9,667,662
France	8,716,878	—	—	8,716,878
Switzerland	7,479,482	—	—	7,479,482
Japan	2,063,069	4,782,907	—	6,845,976
Italy	3,562,308	—	—	3,562,308
Germany	3,453,943	—	—	3,453,943
Sweden	2,713,179	—	—	2,713,179
Other Countries	3,913,809	1,436,874	—	5,350,683
Mutual Funds	2,766,724	—	—	2,766,724
Total	$333,871,252	$8,847,401	$—	$342,718,653
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,222,824	$13,456,909	$14,912,627	$(172)	$(210)	$2,766,724
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$28,842	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.